Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
7. Debt
Convertible Debentures
On March 21, 2023, the Company entered into the Securities Purchase Agreement with Yorkville pursuant to which the Company would issue and sell to Yorkville Convertible Debentures in an aggregate principal amount of up to $25.0 million. The Securities Purchase Agreement provides that the Convertible Debentures will be issued and sold at a purchase price equal to 96% of the applicable principal amount in three tranches as follows: (i) $10.0 million upon the signing of the Securities Purchase Agreement, which was funded on March 21, 2023, (ii) $7.5 million upon the filing of a registration statement on Form
S-1
with the SEC to register the resale by Yorkville of any shares of Common Stock issuable upon conversion of the Convertible Debentures under the Securities Act and (iii) $7.5 million at the time such registration statement is declared effective by the SEC.
The Convertible Debentures bear interest at an annual rate of 7.00% and will mature on December 21, 2023. The outstanding principal amount is to be repaid in equal installments that are due every 30 days beginning on May 20, 2023, which is 60 days after the date on which the first Convertible Debenture was issued to Yorkville. The Convertible Debentures provide a conversion right, in which any portion of the outstanding and unpaid principal and any accrued but unpaid interest, may be converted into shares of Common Stock, at a conversion price of $8.00 per share at the option of the holder of the Convertible Debentures.
The Company has the option to repay either (i) in cash, with premium equal to 5% in respect of the principal amount of such payment, or (ii) by submitting a notice for an advance under the A&R Yorkville Purchase Agreement, or a series of advances thereunder, or any combination of (i) or (ii) as determined by the Company. In the case of (ii), the proceeds from the shares sold to Yorkville are applied against the outstanding amounts.
The Company has the right, but not the obligation, in its sole discretion, to redeem, upon five business days’ prior written notice to Yorkville (the “Redemption Notice”), all or any portion of the amounts outstanding under the Convertible Debentures; provided that the trading price of the Common Stock is less than the Conversion Price at the time of the Redemption Notice. The redemption amount shall be equal to the outstanding principal balance being redeemed by the Company, plus the redemption premium of 10% of the principal amount being redeemed, plus all accrued and unpaid interest in respect of such redeemed principal amount.
Pursuant to the Securities Purchase Agreement with Yorkville, the Company issued additional Convertible Debentures in an aggregate principal amount of $15.0 million in April 2023 for $14.4 million in net cash proceeds. In April 2023, Yorkville elected to convert $5.0 million of the outstanding principal and accrued interest of the first Convertible Debentures issued to Yorkville, resulting in the issuance of 632,431 shares of Common Stock at a conversion price of $8.00 per share and reducing the outstanding Convertible Debentures balance by $7.7 million. The Company repaid $1.3 million of Convertible Debentures in June 2023. Interest expense related to the Convertible Debentures and included in the changes in fair value was $288 thousand for the three and six months ended June 30, 2023.

The following table provides a summary of the changes in the balance and the estimated fair value of the Convertible Debentures (in thousands):

June 30, 2023
Beginning Balance as of January 1, 2023	$—
Issuance of Convertible Debentures	24,000
Repayment of Convertible Debentures	(1,285)
Change in fair value of Convertible Debentures	3,460
Conversion of Convertible Debentures into Common Stock	(7,735)

Ending Balance as of June 30, 2023	$18,440

Revolving Credit Facility
On June 27, 2023, Scilex Pharma entered into the eCapital Credit Agreement pursuant to which the Lender shall make available loans (the “Revolving Facility”) in an aggregate principal amount of up to $30.0 million. The Facility Cap may, at the request of Scilex Pharma and with the consent of the Lender, be increased in increments of $250,000 at such time as the outstanding principal balance under the eCapital Credit Agreement equals or exceeds 95% of the then-existing Facility Cap. The amount available to Scilex Pharma under the Revolving Facility at any one time is the lesser of the Facility Cap and 85% of the “Net Collectible Value” of “Eligible Receivables” minus the amount of any reserves or adjustments against receivables required by the Lender, in its discretion.
Under the terms of the eCapital Credit Agreement, interest will accrue daily on the principal amount outstanding at a rate per annum equal to the Wall Street Journal Prime Rate plus 1.5%, based on a year consisting of 360 days, and which shall be payable by Scilex Pharma monthly in arrears, commencing July 1, 2023. The Credit Agreement provides for an early termination fee of 0.5% of the Facility Cap if Scilex Pharma voluntarily prepays and terminates in full the Revolving Facility prior to the first anniversary of the closing of the Revolving Facility.
In connection with the eCapital Credit Agreement, Scilex Pharma and the Lender entered into blocked account control agreements with respect to Scilex Pharma’s collections and eCapital Credit Agreement funding accounts, which permit the Lender to sweep all funds in the collections account to an account of the Lender for application to the outstanding amounts under the Revolving Facility, and to exercise customary secured party remedies with respect to the eCapital Credit Agreement funding account. All indebtedness incurred and outstanding under the eCapital Credit Agreement will be due and payable in full on July 1, 2026, unless the eCapital Credit Agreement is earlier terminated.
The eCapital Credit Agreement contains a financial covenant requiring Scilex Pharma to maintain cash on hand of at least $1.0 million at all times. Scilex Pharma’s obligations under the eCapital Credit Agreement are secured by a continuing security interest in Scilex Pharma’s accounts receivable, arising from customers in the ordinary course of business. The eCapital Credit Agreement contains customary events of default and also provides that an event of default includes a change of control of Scilex Pharma and the failure by the Company to issue at least $75.0 million of debt or equity by September 30, 2023. As of June 30, 2023, Scilex Pharma has an outstanding balance of $15.9 million under the Revolving Facility, which is classified as current liabilities in the unaudited condensed consolidated balance sheet.

7. Debt
2018 Purchase Agreements and Indenture
On September 7, 2018, Scilex Pharma and Sorrento entered into Purchase Agreements (the “2018 Purchase Agreements”) with certain investors (collectively, the “Scilex Pharma Note Purchasers”). Pursuant to the 2018 Purchase Agreements, on September 7, 2018, Scilex Pharma, among other things, issued and sold to the Scilex Pharma Note Purchasers senior secured notes due 2026 in an aggregate principal amount of $224.0 million (the “Scilex Pharma Notes”) for an aggregate purchase price of $140.0 million (the “Offering”). The Scilex Pharma Notes were governed by an indenture (as amended, the “Indenture”) with Scilex Pharma, as issuer, U.S. Bank National Association, a national banking association, as trustee (the “Trustee”) and collateral agent (the “Collateral Agent”), and Sorrento, as guarantor. Pursuant to the Indenture, Sorrento agreed to irrevocably and unconditionally guarantee, on a senior unsecured basis, the punctual performance and payment when due of all obligations of Scilex Pharma under the Indenture (the “Guarantee”).
The principal amount of the Scilex Pharma Notes increased by $28.0 million on February 15, 2022 as a result of actual cumulative net sales of ZTlido from the issue date of the Scilex Pharma Notes through December 31, 2021 not equal or exceeding $481.0 million. As a result, the Company recorded the increase of $28.0 million in principal and non-operating
expense at December 31, 2021.
Effective February 14, 2022, Scilex Pharma issued to Sorrento a draw notice under the Letter of Credit as required under the terms of the Indenture because actual cumulative net sales of ZTlido from the issue date of the Scilex Pharma Notes through December 31, 2021 were less than a specified sales threshold for such period. As a result of the draw notice being issued, Sorrento paid to Scilex Pharma $35.0 million in a single lump-sum
amount as a subordinated loan and Scilex Pharma became subject to a minimum cash requirement of $10.0 million. In February 2022, Scilex Pharma repurchased Scilex Pharma Notes from the holders thereof on a pro rata basis in an aggregate amount equal to $20.0 million.
On June 2, 2022, Sorrento and Scilex Pharma entered into a Consent Under and Amendment No. 4 to Indenture (the “Amendment No. 4”) with U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association) and the Scilex Note Purchasers. Pursuant to Amendment No. 4, (1) on June 3, 2022, Scilex Pharma repurchased approximately $41.4 million of the aggregate principal amount of the outstanding Scilex Pharma Notes at 100% of the principal amount thereof, (2) the Scilex Note Purchasers agreed that Scilex Pharma can repurchase the remaining principal amount of the Scilex Pharma Notes at any time on or before September 30, 2022 for $41.4 million (subject to reduction for any quarterly royalty payments) and upon such repurchase the Scilex Note Purchasers will forgive and discharge $28.0 million of the aggregate principal amount of the Scilex Pharma Notes (the “Early Paydown Provision”), (3) the minimum cash requirement under the Indenture was reduced to $5.0 million in aggregate unrestricted cash equivalents at the end of each calendar month, and (4) the maximum aggregate principal amount on the promissory note issued by Scilex Pharma to Sorrento on October 5, 2018 was increased from up to $25.0 million to up to $50.0 million. The Company funded the repurchase with cash-on-hand
and $15.0 million received from Sorrento on June 2, 2022. The Company concluded that the Amendment No. 4 was a troubled debt restructuring for accounting purposes. The future undiscounted cash flows of the Scilex Pharma Notes were higher than the carrying value of the Scilex Pharma Notes at the time of the entry into the Amendment No. 4, and accordingly, no gain was recognized in the quarter ended June 30, 2022. Due to a decrease of $30.4 million in the fair value of the Scilex Notes Derivative caused by the Amendment No. 4, the carrying value of the Scilex Notes was increased by $30.4 million.
In September 2022, the Company exercised the Early Paydown Provision to fully extinguish the Scilex Pharma Notes. In August and September 2022, the Company made principal payments towards the outstanding Scilex Pharma Notes totaling $1.7 million and $39.7 million, respectively. Pursuant to Amendment No. 4, $28.0 million of principal amount on the Scilex Pharma Notes was forgiven by the Scilex Pharma Note Purchasers and the Scilex Pharma Notes were fully extinguished in September 2022. The Company funded the repurchase with cash-on-hand
and $34.0 million received from Sorrento on September 28, 2022. The Company recorded a gain on debt extinguishment of $28.6 million as a result of the extinguishment.

Borrowings of the Scilex Notes consisted of the following (in thousands):

December 31, 2021
Principal	$133,997
Unamortized debt discount	(30,597)
Unamortized debt issuance costs	(2,228)

Carrying value	101,172
Current portion	(29,135)

Long term portion	72,037

Estimated fair value	$115,400

The Company made principal payments of $106.0 million, $45.9 million, and $69.8 million during the years ended December 31, 2022, 2021, and 2020, respectively. The amount of debt discount and debt issuance costs included in interest expense for the years ended December 31, 2022, 2021, and 2020 was approximately $3.1 million, $7.9 million and $10.7 million, respectively. The Company recorded a gain on debt extinguishment of $28.6 million, a loss on debt extinguishment of $12.5 million, and no gain/loss on debt extinguishment in connection with its repayments of principal made during the years ended December 31, 2022, 2021, and 2020, respectively.
Related Party Notes Payable
On October 5, 2018, Scilex Pharma issued to Sorrento a promissory note (see Note 12). On March 18, 2019, the Company entered into a note payable with Sorrento (see Note 12). On February 14, 2022, Sorrento paid to Scilex Pharma $35.0 million in a single lump-sum
amount as a subordinated loan (see Note 12). On May 12, 2022, the Company issued Sorrento a promissory note of $5.0 million in exchange for the
SP-104
Assets (see Note 3). On November 10, 2022, all existing related party indebtedness between Scilex, Scilex Pharma, and Sorrento was converted into equity interests in the Company in connection with the consummation of the Business Combination and pursuant to the terms of the Debt Exchange Agreement (see Note 12).
2020 Revolving Credit Facility
On December 14, 2020, Scilex Pharma entered into the Credit and Security Agreement (the “Credit Agreement”) with CNH Finance Fund I, L.P. (“CNH”) which provides Scilex Pharma with the ability to incur indebtedness under an accounts receivable revolving loan facility in an aggregate amount of $10.0 million and the incurrence of liens and the pledge of collateral to CNH in connection with the revolving loan facility. Under the terms of the Credit Agreement, interest will accrue daily on the principal amount outstanding at a rate per annum equal to the Wall Street Journal Prime Rate plus 1.75%. All indebtedness incurred and outstanding will be due and payable in full on January 1, 2024; unless the Credit Agreement is earlier terminated. As of December 31, 2021, the outstanding balance was $8.8 million. On February 16, 2022, the Company notified CNH that it was terminating the Credit Agreement, effective March 18, 2022. Upon termination, all principal balances and interest accrued were settled.